UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [    ]:  Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Clifton Group Investment Management Company
Address:  3600 Minnesota Drive, Suite 325
          Edina, MN 55435

13F File Number:  28-13380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jack L. Hansen
Title:		Executive Vice President
Phone:		(612) 870-8800

Signature, Place and Date of Signing:


_/s/Jack L. Hansen___  Edina, Minnesota, Date: August 14, 2012
Jack L. Hansen

Report type: (Check only one.):

[ X  ]	13F HOLDINGS REPORT
[    ]	13F NOTICE
[    ]	13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	61
Form 13F Information Table Value Total:	$ 441,426(in thousands)

List of Other Included Managers: 	None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
      NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN  MNGRS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- --------- ---------- --- ---- -------  ------ -------- ------- ---------
ADP-Automatic Data Processing     Common Stoc    053015103    3,206    57,200   shr      Sole               0        0       57,200
AXP-American Express Co           Common Stoc    025816109       61     1,050   shr      Sole               0        0        1,050
BA-Boeing Co.                     Common Stoc    097023105       45       600   shr      Sole               0        0          600
CNP-Centerpoint Energy Inc        Common Stoc    15189T107        0         5   shr      Sole               0        0            5
CVX-Chevron Texaco Corp           Common Stoc    166764100      158     1,500   shr      Sole               0        0        1,500
DD-Dupont Ei De Mours & Co.       Common Stoc    263534109       76     1,500   shr      Sole               0        0        1,500
DIS-Disney Productions            Common Stoc    254687106       68     1,400   shr      Sole               0        0        1,400
DOW-Dow Chemical                  Common Stoc    260543103       57     1,800   shr      Sole               0        0        1,800
GE-General Electric               Common Stoc    369604103       32     1,500   shr      Sole               0        0        1,500
HPQ-Hewlett Packard               Common Stoc    428236103       16       800   shr      Sole               0        0          800
IBM-Intl Business Mach            Common Stoc    459200101    1,721     8,800   shr      Sole               0        0        8,800
JNJ-Johnson & Johnson             Common Stoc    478160104    1,284    19,000   shr      Sole               0        0       19,000
JPG-NUVEEN EQTY PREM & GROWTH     Common Stoc    6706EW100    3,122   238,848   shr      Sole               0        0      238,848
JPM-Morgan J P & Co               Common Stoc    46625H100       21       600   shr      Sole               0        0          600
KO-Coca Cola                      Common Stoc    191216100      384     4,900   shr      Sole               0        0        4,900
LOW-Lowe S Companies              Common Stoc    548661107       46     1,600   shr      Sole               0        0        1,600
MCD-Mcdonald S Corp               Common Stoc    580135101      204     2,300   shr      Sole               0        0        2,300
MMM-3M Company                    Common Stoc    88579Y101    1,819    20,300   shr      Sole               0        0       20,300
MRK-Merck & Co                    Common Stoc    58933Y105       72     1,700   shr      Sole               0        0        1,700
MSFT-Microsoft Corp.              Common Stoc    594918104      590    19,300   shr      Sole               0        0       19,300
PEP-Pepsico                       Common Stoc    713448108    1,131    16,000   shr      Sole               0        0       16,000
PG-Proctor & Gamble               Common Stoc    742718109    1,231    20,100   shr      Sole               0        0       20,100
SXC-Suncoke                       Common Stoc    86722A103        8       530   shr      Sole               0        0          530
WFC-Wells Fargo & Co              Common Stoc    949746101       27       800   shr      Sole               0        0          800
WMT-Wal-Mart Stores               Common Stoc    931142103       91     1,300   shr      Sole               0        0        1,300
XEL-Xcel Energy, Inc.             Common Stoc    98389B100       26       912   shr      Sole               0        0          912
XOM-Exxon Mobil Corporation       Common Stoc    30231G102      103     1,200   shr      Sole               0        0        1,200
EFA-iShares MSCI EAFE (EFA)       Equities ETF   464287465   30,682   614,138   shr      Sole               0        0      614,138
GLD-SPDR GOLD (GLD)               Equities ETF   78463V107   22,689   146,201   shr      Sole               0        0      146,201
IAU-iShares Gold Trust            Equities ETF   464285105   22,688 1,458,112   shr      Sole               0        0    1,458,112
IWM-iShares Russell 2000 (IWM)    Equities ETF   464287655    4,968    62,147   shr      Sole               0        0       62,147
MDY-S&P 400 Mid Cap               Equities ETF   78467Y107      120       700   shr      Sole               0        0          700
QQQ-Nasdaq 100 Trust              Equities ETF   73935A104      145     2,250   shr      Sole               0        0        2,250
SPLV-PowerShares S&P 500 Low Vol  Equities ETF   73937B779   41,601 1,508,377   shr      Sole               0        0    1,508,377
SPY-SPDR S&P 500 ETF              Equities ETF   78462F103  174,453 1,275,302   shr      Sole               0        0    1,275,302
VEA-Vanguard MSCI EAFE ETF        Equities ETF   921943858    8,645   273,851   shr      Sole               0        0      273,851
VOT-Vanguard Mid-Cap Growth ETF   Equities ETF   922908538    6,218    96,600   shr      Sole               0        0       96,600
VWO-Vanguard Emerg Mkt            Equities ETF   922042858   11,324   283,591   shr      Sole               0        0      283,591
ETB-EATON VANCE BUY WRITE IN      Mutual Fund    27828X100    3,921   291,776   shr      Sole               0        0      291,776
ETV-EATON VANCE BUY WRITE OP      Mutual Fund    27828Y108    9,211   741,067   shr      Sole               0        0      741,067
JLA-NUVEEN EQTY PREMIUM ADVANTAGE Mutual Fund    6706ET107    1,368   111,158   shr      Sole               0        0      111,158
JPZ-NUVEEN EQTY PREMIUM INCOME    Mutual Fund    6706ER101    2,144   173,069   shr      Sole               0        0      173,069
JSN-NUVEEN EQTY PREM OPP FUND     Mutual Fund    6706EM102      756    62,091   shr      Sole               0        0       62,091
FTT-Federated Enhanced Treasury I Fixed In/CEF   314162108    3,959   274,142   shr      Sole               0        0      274,142
VFSUX-Vanguard S/T Inv Grade Shs  Fixed In/CEF   922031836    1,087   101,079   shr      Sole               0        0      101,079
AGG-Ishares Barclays (AGG)        Fixed In/ETF   464287226    9,758    87,675   shr      Sole               0        0       87,675
BIV-VANGUARD INTERMEDIATE GOVT/CR Fixed In/ETF   921937819    1,232    13,872   shr      Sole               0        0       13,872
BND-Vanguard Total Bond Market    Fixed In/ETF   921937835    9,527   112,900   shr      Sole               0        0      112,900
BSV-VANGUARD SHORT-TERM BOND ETF  Fixed In/ETF   921937827    4,945    60,950   shr      Sole               0        0       60,950
CSJ-IShares Barclays 1-3 yr (CSJ) Fixed In/ETF   464288646    6,335    60,502   shr      Sole               0        0       60,502
GBF-I SHARES LEHMAN GOV'T/CR      Fixed In/ETF   464288596      896     7,800   shr      Sole               0        0        7,800
GVI-BARCLAYS INT GOV/CR           Fixed In/ETF   464288612      617     5,500   shr      Sole               0        0        5,500
JNK US-SPDR Barclays Capital High Fixed In/ETF   78464A417    3,745    94,900   shr      Sole               0        0       94,900
LAG-SPDR Barclays AGG             Fixed In/ETF   78464A649    3,595    61,313   shr      Sole               0        0       61,313
LQD US-iShares iBoxx Inv Grade Co Fixed In/ETF   464287242    8,860    75,350   shr      Sole               0        0       75,350
MBB-ISHARES Barclays (MBB)        Fixed In/ETF   464288588      380     3,500   shr      Sole               0        0        3,500
PCY US-Powershares Emerging Mkts  Fixed In/ETF   73936T573    3,821   132,550   shr      Sole               0        0      132,550
TIP-IShares US TIPS Fund          Fixed In/ETF   464287176   10,282    85,900   shr      Sole               0        0       85,900
VNQ US-Vanguard REIT ETF          Fixed In/ETF   922908553    4,453    68,050   shr      Sole               0        0       68,050
VNQI US-Vanguard Global ex US REI Fixed In/ETF   922042676    2,572    53,800   shr      Sole               0        0       53,800
WIP-SPDR DB Intl Government Infla Fixed In/ETF   78464A490    8,832   150,000   shr      Sole               0        0      150,000
